PRINCIPAL ACCOUNTING POLICIES - Basis of Consolidation (Details) ¥ in Thousands		12 Months Ended
	Jan. 27, 2014	Dec. 31, 2019 CNY (¥) entity	Dec. 31, 2017	Jun. 30, 2015	Sep. 11, 2007 CNY (¥)
Basis of consolidation
Number of consolidated VIEs | entity		2
Expiration term of equity pledge agreement	2 years
Lagou Information Limited
Basis of consolidation
Percentage of equity interest acquired			66.00%
51net HR | Wang Ju
Basis of consolidation
Ownership interest in subsidiary (as a percent)		70.00%
51net | Tech JV
Basis of consolidation
Ownership interest in subsidiary (as a percent)		50.00%
Tech JV | AdCo
Basis of consolidation
Ownership interest in subsidiary (as a percent)		80.00%
Tech JV | Zhiding Youyuan
Basis of consolidation
Ownership interest in subsidiary (as a percent)				60.00%
Run An
Basis of consolidation
Registered capital		¥ 6,000
Retained earnings/(accumulated loss)		¥ (13,229)
Interest-free loans to shareholders of VIEs					¥ 6,000
Run An | Wang Ju
Basis of consolidation
Ownership interest (as a percent)		30.00%
Run An | Beijing Lagou Network Information Technology Co, Ltd
Basis of consolidation
Ownership interest (as a percent)		60.00%
Qian Cheng
Basis of consolidation
Registered capital		¥ 1,500
Retained earnings/(accumulated loss)		4,444
Purchase price for Qian Cheng's equity interest in Tech JV and AdCo under the call option agreement		¥ 1,200
Qian Cheng | Tech JV
Basis of consolidation
Ownership interest (as a percent)		50.00%
Qian Cheng | AdCo
Basis of consolidation
Ownership interest (as a percent)		20.00%